STATEMENTS OF CONSOLIDATED OTHER COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
STATEMENT OF CONSOLIDATED OTHER COMPREHENSIVE INCOME [Abstract]
Net income	$ 9,185	$ 56,495	$ 158,423
Unrealized gains (losses) from hedging financial instruments
Unrealized (loss) gain on interest rate swaps, net	(992)	6,414	(437)
Comprehensive income	8,193	62,909	157,986
Less: comprehensive income attributable to the noncontrolling interest	(1,573)	(712)	(206)
Comprehensive income attributable to Tsakos Energy Navigation Limited	$ 6,620	$ 62,197	$ 157,780